Goodwill And Intangible Assets	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill And Intangible Assets

NOTE 6. GOODWILL AND INTANGIBLE ASSETS

Goodwill, which represents the excess of cost over the fair value of net assets acquired, amounted to $9,634 at September 30, 2020 and December 31, 2019. Pursuant to ASC 350, “Intangibles – Goodwill and Other,” we review the recoverability of goodwill annually as of October 1 or whenever significant events or changes occur which might impair the recovery of recorded amounts. For purposes of the annual goodwill impairment assessment, the Company has identified a single reporting unit. The most recently completed impairment test of goodwill was performed as of October 1, 2019, and it was determined that no impairment existed. No other indicators of impairment were identified during the year.

Intangible assets with a finite useful life continue to be amortized over its useful lives. Net intangible assets amounted to $3,062 and $3,352 at September 30, 2020 and December 31, 2019, respectively. The Company recorded amortization expense of $97 for the three-months ended September 30, 2020 and 2019, and $290 for the nine-months ended September 30, 2020 and 2019. We review the recoverability of the long-lived asset whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable.

Due to the COVID-19 pandemic and its effect on our business and the overall economy, we considered the potential impact on our goodwill asset as of September 30, 2020. We determined that it was not more likely than not that the fair value of our reporting unit was below the carrying value based on our evaluation, which took into consideration our overall enterprise value, recent equity transactions (i.e. issuance of Inventor Unit III-E) and projected forecasted financial results. Our analysis of projected forecasted results considered a short-term temporary impact from the COVID-19 pandemic on volumes and growth since our last quantitative analysis.

Our significant accounting policy for goodwill and intangibles assets was disclosed in Note 2 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2019 of our Prospectus. We will continue to monitor the significant global economic uncertainty as a result of the COVID-19 pandemic to assess the outlook for demand for our services and the impact on our business and our overall financial performance. A lack of recovery or further deterioration in market conditions, a trend of weaker than expected financial performance in our business, or a lack of recovery or a significant decline in the Company’s enterprise value, among other factors, could result in an impairment charge in future periods which could have a material adverse effect on our financial statements.